    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 22, 2004

                                                     REGISTRATION NO. 333-119980

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                 [ ]   PRE-EFFECTIVE AMENDMENT NO.

                 [X]   POST-EFFECTIVE AMENDMENT NO. 1
                        (Check appropriate Box or Boxes)

                               STI CLASSIC FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
               (Address of Principal Executive Offices, Zip Code)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (800)-342-5734

                               PATRICK PAPARELLI
                        TRUSCO CAPITAL MANAGEMENT, INC.
                           50 HURT PLAZA, SUITE 1400
                             ATLANTA, GEORGIA 30303
                    (Name and Address of Agent for Service)

                                   COPIES TO:

           RICHARD W. GRANT, ESQ.                           W. JOHN MCGUIRE, ESQ.
         MORGAN, LEWIS & BOCKIUS LLP                     MORGAN, LEWIS & BOCKIUS LLP
              ONE OXFORD CENTRE                         1111 PENNSYLVANIA AVENUE, NW
            PITTSBURGH, PA 15219                            WASHINGTON, DC 20004

     TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest without par value.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

The Form N-14 cross-reference sheet, letter to Shareholders of the STI Classic Funds Information and Technology Fund, Questions & Answers for Shareholders of the STI Classic Funds Information and Technology Fund, Notice of Special Meeting of Shareholders of the STI Classic Funds Information and Technology Fund and the combined Proxy Statement/Prospectus, including Appendices A and B thereto, and the Statement of Additional Information, including the Pro Forma financial statements attached thereto, dated May 31, 2004 relating to the acquisition by STI Classic Fund Aggressive Growth Stock Fund of STI Classic Information and Technology Fund is incorporated herein by reference to the registrant's:

1) Registration Statement on Form N-14 as filed with the Securities and Exchange Commission ("SEC") on October 26, 2004 (Accession No.
0000950152-04-007640), with respect to the Form N-14 cross-reference sheet, and

2) filing pursuant to Rule 497 as filed with the SEC on November 19, 2004 (Accession No. 0000950152-04-008486), with respect to the letter to Shareholders of the STI Classic Funds Information and Technology Fund, Questions & Answers for Shareholders of the STI Classic Funds Information and Technology Fund, Notice of Special Meeting of Shareholders of the STI Classic Funds Information and Technology Fund and the combined Proxy Statement/Prospectus, including Appendices A and B thereto, and the Statement of Additional Information, including the Pro Forma financial statements attached thereto, dated May 31, 2004 relating to the acquisition by STI Classic Fund Aggressive Growth Stock Fund of STI Classic Information and Technology Fund.

                                     PART C

                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     Article VIII of the Agreement and Declaration of Trust provides for indemnification of the trustees and officers of the registrant, subject to certain limitations. Article VIII of the Agreement and Declaration of Trust is incorporated herein by reference. Section 1.12 of the Distribution Agreement between the STI Classic Funds ("Registrant") and BISYS Fund Services Limited Partnership provides that the Registrant will indemnify BISYS Fund Services Limited Partnership against certain liabilities. Section 9 of the Investment Advisory Agreements between the Registrant and Trusco Capital Management, Inc., Sun Bank Capital Management and Trust Company Bank provide that the adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties. The investment sub-advisory agreement between Trusco Capital Management, Inc. and Zevenbergen Capital Investments LLC provides that Zevenbergen Capital Investments will indemnify Trusco Capital Management, Inc. against certain liabilities. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16.  EXHIBITS

(1) Declaration of Trust as originally filed with the Registrant's registration statement on Form N-1A
          ('Registration Statement'), filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's
          Registration Statement filed with the SEC via EDGAR
          Accession No. 0000912057-96-015938 on July 31, 1996.
(2) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on
          September 21, 2000.
(3)       Not Applicable.

(4) Form of Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit A to the Proxy Statement/Prospectus filed with the SEC via EDGAR Accession No. 0000950152-04-008486 on
          November 19, 2004.
(5)       Not Applicable.
(6)(a)    Revised Investment Advisory Agreement with Trusco Capital
          Management, Inc., dated June 15, 1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to
          Exhibit 5(c) of Post-Effective Amendment No. 15 to the
          Registrant's Registration Statement filed with the SEC via
          EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(6)(b)    Revised Schedule A dated November 12, 2003 to the Revised
          Investment Advisory Agreement with Trusco Capital
          Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment
          No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on
          December 10, 2003.

(6)(c)    Investment Advisory Agreement with Sun Bank Capital Management, National Association (now
          Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective
          Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit 5(e) of
          Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(6)(d)    Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as
          originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 24 to the
          Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0001047469-98-028802 on July 30, 1998.
(6)(e)    Investment Subadvisory Agreement dated February 20, 2004, between Trusco Capital Management, Inc.
          and Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (d)(5) of
          Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via
          EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.
(6)(f)    Revised Schedule A for the Classic Institutional Core Bond Fund, Classic Institutional
          Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited
          Duration Fund to the Revised Investment Advisory Agreement between the Registrant and Trusco
          Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(6)
          of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the SEC via EDGAR accession No. 0000950152-04-007101 on September 28, 2004.
(7)       Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership is
          incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 51 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on
          September 28, 2004.
(8)       Not Applicable.
(9)(a)    Custodian Agreement with Trust Company Bank (now SunTrust Bank) dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28,
          1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to
          the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000912057-96-015938 on July 31, 1996.
(9)(b)    Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1,
          1994 between the Registrant and SunTrust Bank is incorporated herein by reference to Exhibit
          (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(9)(c)    Amendment to the Custodian Agreement between the Registrant and SunTrust Bank, formerly Trust
          Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such
          Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement
          filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.
(9)(d)    Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit
          8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the
          SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(9)(e)    Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and
          Brown Brothers Harriman & Co., with respect to the International Equity Fund , International
          Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7)
          of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust
          (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25,
          2003.
(9)(f)    Amendment dated November 25, 2003 to the Custodian Agreement dated February 1, 1994 between the
          Registrant and Trust Company Bank (now SunTrust Bank) is incorporated by reference to Exhibit
          (g)(6) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

(10)(a)   Distribution Plan relating to Investor Shares (now A Shares) is incorporated herein by reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(10)(b)   Distribution and Service Agreement relating to Flex Shares (now L Shares) dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12, filed on August 17, 1995, is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31,
          1996.
(10)(c)   Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration
          Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.
(10)(d)   Amended Schedule A to the Distribution Plan relating to A Shares (formerly Investor Shares) dated
          November 12, 2003 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment
          No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000935069-03-001651 on December 10, 2003.
(10)(e)   Amended Schedule A to the Distribution Plan for A Shares as it relates to the Classic Institutional
          Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund
          and Classic Institutional Limited Duration Fund is incorporated herein by reference to Exhibit
          (m)(5) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement filed with the
          SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(10)(f)   Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended November 12, 2003, is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 48 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December
          10, 2003.
(11)      Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Exhibit 11 of N-14 filed with the
          SEC via EDGAR Accession No. 0000950152-04-007640 on October 26, 2004.
(12)      Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus will be filed by amendment.
(13)(a)   Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 51 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September
          28, 2004.
(13)(b)   Amendment to Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 51 to the
          Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on September 28, 2004.
(13)(c)   Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 47 to the
          Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-
          03-001371 on September 30, 2003.
(13)(d)   Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30,
          2004.
(13)(e)   Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration
          Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(13)(f)   Amended Schedule to the Shareholder Service Plan and Agreement for T Shares as it related to the
          Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix
          institutional High Yield Fund and Classic Institutional Limited Duration Fund is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 51 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on
          September 28, 2004.
(13)(g)   Amended Schedule to the Shareholder Service Plan and Agreement for Institutional Shares as it
          relates to the classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond
          Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund is
          incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 51 to the
          Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000950152-04-007101 on September 28, 2004.
(14)      Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm is filed herewith.
(15)      Not Applicable.
(16)(a)   Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
          0000950152-04-005770 on July 30, 2004.
(17)(a)   Prospectuses and Statement of Additional Information for the STI Classic Funds dated October 1,
          2004 are incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant's
          Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-007101 on
          September 28, 2004.
(17)(b)   Audited Annual Financial Report for the STI Classic Funds dated May 31, 2004 is incorporated herein by reference to Form N-CSR filed with the SEC via EDGAR Accession No. 0000935069-
          04-001045 on August 9, 2004.

(17)(c)   Form of proxy card is incorporated by reference to 497 filed with the SEC via EDGAR Accession
          No. 0000950152-04-008486 on November 19, 2004.


ITEM 17.  UNDERTAKINGS

     (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant in the City of Boston, Commonwealth of Massachusetts on the 22nd day of November 2004. The registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 under Rule 485(b) of the Securities Act of 1993.

                                          STI CLASSIC FUNDS

                                          By:     /s/ R. JEFFERY YOUNG*
                                            ------------------------------------
                                                      R. Jeffery Young
                                                         President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

              SIGNATURE                              TITLE                      DATE
              ---------                              -----                      ----


          F. WENDELL GOOCH*                         Trustee               November 22, 2004
--------------------------------------
           F. Wendell Gooch


         JONATHON T. WALTON*                        Trustee               November 22, 2004
--------------------------------------
          Jonathon T. Walton


          JAMES O. ROBBINS*                         Trustee               November 22, 2004
--------------------------------------
           James O. Robbins


          THOMAS GALLAGHER*                         Trustee               November 22, 2004
--------------------------------------
           Thomas Gallagher


        RICHARD W. COURTS, II*                      Trustee               November 22, 2004
--------------------------------------
        Richard W. Courts, II


         CLARENCE H. RIDLEY*                        Trustee               November 22, 2004
--------------------------------------
          Clarence H. Ridley


          R. JEFFREY YOUNG*                        President              November 22, 2004
--------------------------------------
           R. Jeffrey Young


            BRYAN C. HAFT*                Treasurer & Chief Financial     November 22, 2004
--------------------------------------              Officer
            Bryan C. Haft

*By: /s/ JULIE POWERS
---------------
Name: Julie Powers, pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005770 on July 30, 2004.

                                 EXHIBIT INDEX

EXHIBIT
NUMBER                                EXHIBIT NAME
-------                               ------------
EX-14         Consent of PricewaterhouseCoopers LLP